Schedule of Investments(a)
March 31, 2023
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–79.84%
Aerospace & Defense–2.04%
Axon Enterprise, Inc., Conv., 0.50%, 12/15/2027(b)	$8,000,000	$9,412,000
Parsons Corp., Conv., 0.25%, 08/15/2025	10,000,000	11,070,000
		20,482,000
Apparel Retail–0.97%
Burlington Stores, Inc., Conv., 2.25%, 04/15/2025	8,410,000	9,739,831
Application Software–9.58%
Bentley Systems, Inc., Conv., 0.13%, 01/15/2026	8,674,000	8,257,189
BILL Holdings, Inc., Conv., 0.00%, 04/01/2027(c)	8,000,000	6,256,000
Blackline, Inc., Conv., 0.00%, 03/15/2026(c)	2,721,000	2,319,653
Box, Inc., Conv., 0.00%, 01/15/2026(c)	3,000,000	3,508,500
Datadog, Inc., Conv., 0.13%, 06/15/2025	2,479,000	2,688,476
Dropbox, Inc., Conv., 0.00%, 03/01/2026(c)	9,383,000	8,425,550
Envestnet, Inc., Conv., 2.63%, 12/01/2027(b)	10,000,000	10,495,000
Five9, Inc., Conv., 0.50%, 06/01/2025	10,701,000	9,877,625
Nice Ltd. (Israel), Conv., 0.00%, 09/15/2025(c)	9,925,000	9,552,812
RingCentral, Inc., Conv., 0.00%, 03/01/2025(c)	7,750,000	6,862,625
Splunk, Inc., Conv., 1.13%, 06/15/2027	14,793,000	12,714,583
Tyler Technologies, Inc., Conv., 0.25%, 03/15/2026	12,415,000	11,918,400
Workiva, Inc., Conv., 1.13%, 08/15/2026	2,500,000	3,531,700
		96,408,113
Asset Management & Custody Banks–0.85%
Ares Capital Corp., Conv., 4.63%, 03/01/2024	8,500,000	8,600,938
Automobile Manufacturers–1.83%
Ford Motor Co., Conv., 0.00%, 03/15/2026(c)	18,372,000	18,445,488
Biotechnology–5.46%
Alnylam Pharmaceuticals, Inc., Conv., 1.00%, 09/15/2027(b)	7,770,000	7,793,763
BioMarin Pharmaceutical, Inc., Conv., 1.25%, 05/15/2027	8,800,000	9,222,450
Exact Sciences Corp., Conv., 0.38%, 03/15/2027	6,371,000	5,959,941
Insmed, Inc.,
Conv., 1.75%, 01/15/2025	3,283,000	2,997,379
0.75%, 06/01/2028	5,000,000	3,887,257
Principal Amount		Value
Biotechnology–(continued)
Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026	$11,700,000	$13,016,250
Sarepta Therapeutics, Inc., Conv., 1.25%, 09/15/2027(b)	10,000,000	12,020,869
		54,897,909
Broadline Retail–0.62%
Etsy, Inc.,
Conv., 0.13%, 09/01/2027	2,778,000	2,512,728
0.25%, 06/15/2028	4,450,000	3,706,061
		6,218,789
Cable & Satellite–1.43%
Cable One, Inc., Conv., 1.13%, 03/15/2028	2,000,000	1,472,000
Liberty Broadband Corp., Conv., 3.13%, 04/06/2026(b)(d)	13,115,000	12,885,488
		14,357,488
Communications Equipment–0.65%
Lumentum Holdings, Inc., Conv., 0.50%, 12/15/2026	7,550,000	6,568,500
Construction Machinery & Heavy Transportation Equipment– 1.10%
Greenbrier Cos., Inc. (The), Conv., 2.88%, 04/15/2028	13,000,000	11,095,500
Distillers & Vintners–0.47%
MGP Ingredients, Inc., Conv., 1.88%, 11/15/2026(d)	4,000,000	4,730,000
Diversified Metals & Mining–0.16%
Lithium Americas Corp. (Canada), Conv., 1.75%, 01/15/2027	2,000,000	1,640,000
Education Services–0.50%
Stride, Inc., Conv., 1.13%, 09/01/2027	5,000,000	4,978,922
Electric Utilities–4.21%
Alliant Energy Corp., Conv., 3.88%, 03/15/2026(b)	6,500,000	6,749,719
American Electric Power Co., Inc., Conv. Investment Units, 6.13%, 08/15/2023	295,900	14,898,565
PPL Capital Funding, Inc., Conv., 2.88%, 03/15/2028(b)	10,000,000	10,086,853
Southern Co. (The), Conv., 3.88%, 12/15/2025(b)	10,500,000	10,670,434
		42,405,571
Gas Utilities–0.33%
UGI Corp., Conv. Investment Units, 7.25%, 06/01/2024	42,300	3,365,811
Health Care Equipment–6.07%
CONMED Corp., Conv., 2.25%, 06/15/2027(b)	12,000,000	11,946,000

See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Principal Amount		Value
Health Care Equipment–(continued)
DexCom, Inc., Conv., 0.25%, 11/15/2025	$17,880,000	$19,241,698
Insulet Corp., Conv., 0.38%, 09/01/2026	11,300,000	16,933,050
Integer Holdings Corp., Conv., 2.13%, 02/15/2028(b)	6,500,000	7,107,750
Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025	6,000,000	5,865,509
		61,094,007
Health Care Services–0.31%
NeoGenomics, Inc., Conv., 0.25%, 01/15/2028	4,275,000	3,163,500
Health Care Supplies–0.55%
Lantheus Holdings, Inc., Conv., 2.63%, 12/15/2027(b)	4,270,000	5,553,360
Health Care Technology–0.25%
NextGen Healthcare, Inc., Conv., 3.75%, 11/15/2027(b)	2,500,000	2,478,016
Homefurnishing Retail–0.20%
Wayfair, Inc., Conv., 1.00%, 08/15/2026	3,000,000	1,994,575
Hotels, Resorts & Cruise Lines–6.12%
Airbnb, Inc., Conv., 0.00%, 03/15/2026(c)	10,450,000	9,164,650
Booking Holdings, Inc., Conv., 0.75%, 05/01/2025	11,004,000	16,532,424
Carnival Corp., Conv., 5.75%, 12/01/2027(b)	4,000,000	4,338,000
Expedia Group, Inc., Conv., 0.00%, 02/15/2026(c)	13,034,000	11,733,943
Marriott Vacations Worldwide Corp., Conv., 3.25%, 12/15/2027(b)	9,000,000	8,797,500
Royal Caribbean Cruises Ltd.,
Conv., 4.25%, 06/15/2023	4,346,000	4,424,171
6.00%, 08/15/2025(b)	4,300,000	6,576,850
		61,567,538
Interactive Home Entertainment–0.42%
Spotify USA, Inc., Conv., 0.00%, 03/15/2026(c)	5,000,000	4,210,000
Interactive Media & Services–0.80%
Snap, Inc., Conv., 0.00%, 05/01/2027(c)	11,000,000	8,068,500
Internet Services & Infrastructure–3.77%
Akamai Technologies, Inc., Conv., 0.13%, 05/01/2025	2,600,000	2,626,888
Cloudflare, Inc., Conv., 0.00%, 08/15/2026(c)	8,560,000	7,271,720
MongoDB, Inc., Conv., 0.25%, 01/15/2026	2,000,000	2,591,500
Okta, Inc.,
Conv., 0.13%, 09/01/2025	3,500,000	3,172,750
0.38%, 06/15/2026	8,582,000	7,346,192
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	9,000,000	7,956,000
	Principal Amount	Value
Internet Services & Infrastructure–(continued)
Wix.com Ltd. (Israel), Conv., 0.00%, 07/01/2023(c)	$7,000,000	$6,923,000
		37,888,050
Investment Banking & Brokerage–0.69%
JPMorgan Chase Financial Co. LLC, Conv., 0.25%, 05/01/2023(b)	6,378,000	6,932,886
Leisure Facilities–0.83%
Vail Resorts, Inc., Conv., 0.00%, 01/01/2026(c)	9,262,000	8,318,434
Life Sciences Tools & Services–0.97%
Illumina, Inc., Conv., 0.00%, 08/15/2023(c)	10,000,000	9,799,422
Movies & Entertainment–2.21%
IMAX Corp., Conv., 0.50%, 04/01/2026	5,260,000	4,948,657
Liberty Media Corp., Conv., 0.50%, 09/01/2024(b)(d)	5,300,000	5,231,625
Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027(b)	11,200,000	12,076,910
		22,257,192
Multi-Utilities–1.79%
NiSource, Inc., Conv. Investment Units, 7.75%, 03/01/2024	172,700	18,040,242
Oil & Gas Exploration & Production–2.68%
EQT Corp., Conv., 1.75%, 05/01/2026	2,084,000	4,600,226
Northern Oil and Gas, Inc., Conv., 3.63%, 04/15/2029(b)	10,857,000	11,644,069
Pioneer Natural Resources Co., Conv., 0.25%, 05/15/2025	5,000,000	10,700,000
		26,944,295
Packaged Foods & Meats–1.32%
Post Holdings, Inc., Conv., 2.50%, 08/15/2027(b)	12,670,000	13,306,034
Passenger Airlines–1.24%
American Airlines Group, Inc., Conv., 6.50%, 07/01/2025	6,068,000	7,041,914
Southwest Airlines Co., Conv., 1.25%, 05/01/2025	4,731,000	5,392,157
		12,434,071
Passenger Ground Transportation–1.53%
Uber Technologies, Inc., Conv., 0.00%, 12/15/2025(c)	17,350,000	15,350,951
Pharmaceuticals–0.76%
Pacira BioSciences, Inc., Conv., 0.75%, 08/01/2025	8,300,000	7,630,813
Real Estate Services–0.47%
Zillow Group, Inc., Conv., 1.38%, 09/01/2026	4,000,000	4,746,000
Renewable Electricity–0.58%
NextEra Energy Partners L.P., Conv., 2.50%, 06/15/2026(b)	6,500,000	5,804,500
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Principal Amount		Value
Research & Consulting Services–1.39%
KBR, Inc., Conv., 2.50%, 11/01/2023	$6,430,000	$13,994,895
Restaurants–0.66%
Cheesecake Factory, Inc. (The), Conv., 0.38%, 06/15/2026	7,998,000	6,658,335
Semiconductor Materials & Equipment–1.57%
Enphase Energy, Inc., Conv., 0.00%, 03/01/2028(c)	11,450,000	11,928,528
SolarEdge Technologies, Inc., Conv., 0.00%, 09/15/2025(c)	3,000,000	3,903,000
		15,831,528
Semiconductors–7.04%
Impinj, Inc., Conv., 1.13%, 05/15/2027	5,200,000	7,406,603
MACOM Technology Solutions Holdings, Inc., Conv., 0.25%, 03/15/2026	7,200,000	7,606,800
Microchip Technology, Inc., Conv., 0.13%, 11/15/2024	22,324,000	25,032,351
ON Semiconductor Corp.,
Conv., 0.00%, 05/01/2027(c)	2,000,000	3,274,736
0.50%, 03/01/2029(b)	8,640,000	9,025,412
Silicon Laboratories, Inc., Conv., 0.63%, 06/15/2025	6,275,000	9,405,025
Wolfspeed, Inc., Conv., 1.88%, 12/01/2029(b)	10,231,000	9,110,705
		70,861,632
Systems Software–2.52%
Palo Alto Networks, Inc., Conv., 0.38%, 06/01/2025	9,000,000	18,193,500
Rapid7, Inc., Conv., 0.25%, 03/15/2027	5,775,000	5,044,656
Zscaler, Inc., Conv., 0.13%, 07/01/2025	2,000,000	2,119,000
		25,357,156
Technology Hardware, Storage & Peripherals–1.23%
Western Digital Corp., Conv., 1.50%, 02/01/2024	12,800,000	12,403,200
Transaction & Payment Processing Services–1.67%
Block, Inc., Conv., 0.00%, 05/01/2026(c)	7,653,000	6,275,460
Shift4 Payments, Inc., Conv., 0.00%, 12/15/2025(c)	9,000,000	10,562,407
		16,837,867
Total U.S. Dollar Denominated Bonds & Notes (Cost $812,155,034)		803,461,859
Shares		Value
Preferred Stocks–13.16%
Diversified Banks–4.59%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	19,500	$22,771,320
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	19,900	23,407,375
		46,178,695
Electric Utilities–0.81%
NextEra Energy, Inc., 6.93%, Conv. Pfd.	174,400	8,083,440
Health Care Equipment–3.98%
Becton, Dickinson and Co., 6.00%, Series B, Conv. Pfd.	403,014	20,037,856
Boston Scientific Corp., 5.50%, Series A, Conv. Pfd.	165,481	20,029,820
		40,067,676
Independent Power Producers & Energy Traders–0.68%
AES Corp. (The), 6.88%, Conv. Pfd.	76,200	6,820,662
Industrial Machinery & Supplies & Components–2.02%
Chart Industries, Inc., 6.75%, Series B, Conv. Pfd.	100,000	5,349,000
RBC Bearings, Inc., 5.00%, Series A, Conv. Pfd.	133,044	14,994,059
		20,343,059
Wireless Telecommunication Services–1.08%
2020 Cash Mandatory Exchangeable Trust, 5.25%, Conv. Pfd.(b)	9,340	10,883,435
Total Preferred Stocks (Cost $129,791,960)		132,376,967
Money Market Funds–6.78%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(e)(f)	23,742,475	23,742,475
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(e)(f)	17,390,467	17,393,945
Invesco Treasury Portfolio, Institutional Class, 4.72%(e)(f)	27,134,257	27,134,257
Total Money Market Funds (Cost $68,268,543)		68,270,677
TOTAL INVESTMENTS IN SECURITIES–99.78% (Cost $1,010,215,537)		1,004,109,503
OTHER ASSETS LESS LIABILITIES—0.22%		2,215,337
NET ASSETS–100.00%		$1,006,324,840
Investment Abbreviations:
Conv.	– Convertible
Pfd.	– Preferred
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2023 was $210,927,178, which represented 20.96% of the Fund’s Net Assets.
(c)	Zero coupon bond issued at a discount.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,854,025	$30,307,938	$(18,419,488)	$-	$-	$23,742,475	$163,113
Invesco Liquid Assets Portfolio, Institutional Class	8,904,180	21,648,527	(13,156,777)	(1,617)	(368)	17,393,945	123,364
Invesco Treasury Portfolio, Institutional Class	13,547,457	34,637,643	(21,050,843)	-	-	27,134,257	186,235
Total	$34,305,662	$86,594,108	$(52,627,108)	$(1,617)	$(368)	$68,270,677	$472,712

(f)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$803,461,859	$—	$803,461,859
Preferred Stocks	132,376,967	—	—	132,376,967
Money Market Funds	68,270,677	—	—	68,270,677
Total Investments	$200,647,644	$803,461,859	$—	$1,004,109,503
Invesco Convertible Securities Fund